Commitments and Contingencies (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
2014 (remaining)	$ 7,748	$ 15,000
2015	15,496	15,450
2016	15,496	15,914
Total future lease obligation	$ 38,740	$ 46,364